Commitments And Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Line Items]
Environmental activities expenditures	$ 1.7	$ 1.2	$ 1.3
Standby letters of credit	17.7
Inventory
Commitments and Contingencies Disclosure [Line Items]
Commitments due in 2013	166.1
Commitments due thereafter	282.9
Financial Services
Commitments and Contingencies Disclosure [Line Items]
Outstanding commitments to fund new loan and lease transactions	$ 365.1
Commitments expiration term	90 days